Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K) (Parenthetical)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Federal corporate income tax rate	21.00%	34.00%